Small and Mid Cap Enhanced Equity ETF Investment Objectives and Goals - Small and Mid Cap Enhanced Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JMEE
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.